UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Fidelity® California
Municipal Money Market
Fund

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.20%	$ 1,000.00	$ 1,000.05	$ 1.01**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.20	$ 1.02**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the fund would have been .51% and the expenses paid in the actual and hypothetical examples above would have been $2.57 and $2.60, respectively.

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/12	% of fund's investments 2/29/12	% of fund's investments 8/31/11
1 - 7	74.1	68.5	67.3
8 - 30	2.1	8.7	4.4
31 - 60	3.0	4.1	6.3
61 - 90	0.7	3.1	4.5
91 - 180	8.2	11.2	4.4
> 180	11.9	4.4	13.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/12	2/29/12	8/31/11
Fidelity California Municipal Money Market	50 Days	36 Days	48 Days
California Tax-Free Money Market Funds Average*	40 Days	30 Days	36 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/12	2/29/12	8/31/11
Fidelity California Municipal Money Market	50 Days	36 Days	48 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Variable Rate Demand Notes (VRDNs) 61.2%	Variable Rate Demand Notes (VRDNs) 60.3%
Other Municipal Debt 29.5%	Other Municipal Debt 36.9%
Investment Companies 9.1%	Investment Companies 5.8%
Net Other Assets (Liabilities) 0.2%	Net Other Assets (Liabilities)** (3.0)%

Current and Historical Seven-Day Yields

	8/31/12	5/31/12	2/29/12	11/28/11	8/29/11
California Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2012, the most recent period shown in the table, would have been -0.30%.

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/7/12, VRDN (b)(e)	$ 3,500	$ 3,500
California - 58.7%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Terrazza Apts. Proj.) Series 2002 A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	13,880	13,880
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.18% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	8,620	8,620
(The Artech Bldg. Proj.) Series 2010 B, 0.18% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	3,200	3,200
(Vintage Chateau Proj.) Series A, 0.17% 9/7/12, LOC Union Bank of California, VRDN (b)(e)	10,600	10,600
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.17% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	14,900	14,900
(Schools of the Sacred Heart - San Francisco Proj.):
Series 2008 A, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	6,840	6,840
Series 2008 B, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	4,950	4,950
(Sharp HealthCare Proj.):
Series 2009 A, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	9,400	9,400
Series 2009 C, 0.2% 9/7/12, LOC Citibank NA, VRDN (b)	1,850	1,850
Series 2009 D, 0.2% 9/7/12, LOC Citibank NA, VRDN (b)	21,000	21,000
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.17% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	9,000	9,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series BA 08 1058, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	2,250	2,250
Series EGL 07 0053, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	10,395	10,395
Series II R 11901, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	1,300	1,300
Series Putters 3211, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,320	13,320
Series Putters 3293, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN: - continued
Series Putters 3434, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 4,195	$ 4,195
Series ROC II R 11453, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	14,288	14,288
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	3,500	3,500
Series Putters 3019, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,785	9,785
Series Putters 3361, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,570	4,570
Series Putters 4161, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,295	3,295
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,900	2,900
Participating VRDN:
Series BA 08 1207, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	11,110	11,110
Series Floaters 08 38C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(f)	8,820	8,820
Series MS 3144, 0.2% 9/4/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	6,755	6,755
Series Putters 3960, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,330	7,330
Series Putters 3962, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,345	4,345
Series Putters 3969, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,665	6,665
Series ROC II R 11974, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	3,500	3,500
Series WF 10 54C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,140	7,140
Series WF11 59 C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	4,735	4,735
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.21% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	56,400	56,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2003 B1, 0.16% 9/7/12, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	$ 30,400	$ 30,400
Series 2003 C1, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	3,000	3,000
Series 2003 C4, 0.19% 9/7/12, LOC Citibank NA, VRDN (b)	29,000	29,000
Series 2004 A1, 0.18% 9/4/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	27,675	27,675
Series 2004 A7, 0.17% 9/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	56,960	56,960
Series 2004 A8, 0.19% 9/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	17,100	17,100
Series 2004 A9, 0.16% 9/7/12, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	50,000	50,000
Series 2005 A2-1, 0.21% 9/7/12, LOC Barclays Bank PLC, VRDN (b)	19,935	19,935
Series 2005 A3, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	15,000	15,000
Series 2005 B1, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	7,200	7,200
Series B6, 0.17% 9/7/12, LOC Citibank NA, VRDN (b)	17,000	17,000
0.18% 9/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	26,000	26,000
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	32,200	32,200
Series 2005 H, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
Series 2005 I, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	1,500	1,500
Series 2009 H, 0.2% 9/7/12, LOC Citibank NA, VRDN (b)	18,500	18,500
(Scripps Health Proj.):
Series 2008 C, 0.15% 9/7/12, LOC Union Bank of California, VRDN (b)	19,775	19,775
Series 2008 D, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	1,700	1,700
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	8,300	8,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.16% 9/7/12, LOC Union Bank of California, VRDN (b)	$ 11,500	$ 11,500
Participating VRDN:
Series MS 3248, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	23,000	23,000
Series MS 3267, 0.17% 9/7/12 (Liquidity Facility Cr. Suisse New York Branch) (b)(f)	27,375	27,375
Series Putters 3630, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,665	4,665
Series Putters 4039, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
Series Putters 4726, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	6,500	6,500
Series ROC II R 11952, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,980	4,980
Series ROC II R 14012, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
California Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Series 2006 A, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,400	1,400
Series 2008 C:
0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	13,300	13,300
0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,400	2,400
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	7,580	7,580
Series 2001 U, 0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,910	16,910
Series 2004 E, 0.15% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,180	1,180
Series 2004 E1, 0.15% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,100	3,100
Series 2005 B, 0.15% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,700	3,700
Series 2005 B1, 0.15% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	4,090	4,090
(Multi-family Hsg. Prog.) Series III 2001 E, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	25,860	25,860
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Multifamily Hsg. Prog.):
Series 2000 A, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 28,400	$ 28,400
Series 2000 C, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	12,700	12,700
Series 2001 G, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,800	16,800
Series 2002 C, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	14,945	14,945
Series 2002 E, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,055	6,055
Series 2005 B, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	7,220	7,220
Series 2005 D, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,420	16,420
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.36% 9/7/12, LOC Bank of America NA, VRDN (b)(e)	8,895	8,895
(Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.19% 9/4/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	9,550	9,550
(The Contemporary Jewish Museum Proj.) Series 2006, 0.23% 9/4/12, LOC Bank of America NA, VRDN (b)	6,080	6,080
California Muni. Fin. Auth. Indl. Dev. Rev. (Edelbrock Permanent Mold, LLC Proj.) Series 2007, 0.23% 9/7/12, LOC PNC Bank NA, VRDN (b)(e)	4,345	4,345
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.21% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	20,000	20,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.23% 9/7/12, LOC Comerica Bank, VRDN (b)(e)	3,030	3,030
(Recology, Inc. Proj.) Series 2010 A, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	45,000	45,000
(Zero Waste Energy Dev. Co. LLC Proj.) Series 2012 A, 0.23% 9/7/12, LOC Comerica Bank, VRDN (b)(e)	6,475	6,475
Series 2011 A, 0.23% 9/7/12, LOC Comerica Bank, VRDN (b)(e)	2,810	2,810
Series 2012 A, 0.22% 9/7/12, LOC Union Bank of California, VRDN (b)(e)	2,535	2,535
California Pub. Works Board Lease Rev. Participating VRDN:
Series BA 08 1065, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	21,090	21,090
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev. Participating VRDN: - continued
Series MT 772, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	$ 9,160	$ 9,160
Series Putters 4159, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,050	7,050
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	80,705	80,705
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.48% 9/7/12, LOC Bank of America NA, VRDN (b)(e)	2,000	2,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.16% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.32% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	1,000	1,000
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	27,075	27,075
(Grove Apts. Proj.) Series X, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.16% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	30,000	30,000
(Irvine Apt. Cmntys. LP Proj.) Series 2001 W2, 0.2% 9/4/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,400	4,400
(Marlin Cove Apts. Proj.) Series V, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	40,000	40,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.16% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	4,700	4,700
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.2% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	13,505	13,505
(Salvation Army S.F. Proj.) 0.2% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	16,545	16,545
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Sunrise Fresno Proj.) Series B, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	$ 5,500	$ 5,500
(Terraces at Park Marino Proj.) Series I, 0.17% 9/7/12, LOC California Teachers Retirement Sys., VRDN (b)(e)	5,875	5,875
(The Belmont Proj.) Series 2005 F, 0.17% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	9,390	9,390
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	11,100	11,100
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	11,300	11,300
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.19% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	23,500	23,500
Series O, 0.19% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	13,250	13,250
(Vizcaya Apts. Proj.) Series B, 0.15% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	20,290	20,285
California Statewide Cmntys. Dev. Auth. Rev.:
(North Peninsula Jewish Campus Proj.) 0.23% 9/4/12, LOC Bank of America NA, VRDN (b)	6,755	6,755
(Oakmont Stockton Proj.) Series 1997 C, 0.16% 9/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	5,960	5,960
(Park Century School Proj.) Series 2007, 0.3% 9/7/12, LOC Bank of America NA, VRDN (b)	7,875	7,875
Participating VRDN Series ROC II R 14001, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.19% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	290	290
(Rix Industries Proj.) Series 1996 I, 0.19% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	720	720
Camarillo City Multi-family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.17% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	600	600
Chabot-Las Positas Cmnty. College District Participating VRDN Series WF 11 46C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	17,025	17,025
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.19% 9/7/12, LOC Lloyds TSB Bank PLC, VRDN (b)	$ 9,830	$ 9,830
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2004 F, 0.18% 9/7/12, VRDN (b)(e)	35,000	35,000
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series MT 749, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	15,350	15,350
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series Putters 3772 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,250	11,250
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series EGL 07 0069, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	48,800	48,800
Series EGL 7 05 0045, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	39,600	39,600
Series MS 3250, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,500	7,500
Series Putters 3759 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,035	6,035
Series ROC II R 10397, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	6,500	6,500
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,585	1,585
El Camino Cmnty. College District Participating VRDN Series MT 722, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	9,490	9,490
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.14% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,900	4,900
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3268 X, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000	5,000
Series MS 3288, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,000	7,000
Series ROC II R 14026, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	3,500	3,500
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.19% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	3,200	3,200
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.17% 9/7/12 (Liquidity Facility Cr. Suisse New York Branch) (b)(f)	14,375	14,375
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Grossmont Union High School District Participating VRDN:
Series Putters 3797Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,270	$ 3,270
Series ROC RR II R 11929, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2005 21A, 0.19% 9/4/12, LOC California Teachers Retirement Sys., LOC U.S. Bank NA, Cincinnati, VRDN (b)	22,055	22,055
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.2% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	11,025	11,025
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	17,400	17,400
Series MT 752, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	9,575	9,575
Series Putters 2864, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,780	5,780
Series Putters 3609Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3770 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,270	3,270
Series Putters 3776Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,425	7,425
Series Putters 4004 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,885	5,885
Series Putters 4200, 0.2% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,510	13,510
Series ROC II R 11728, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	10,960	10,960
Series ROC II R 11773, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,630	5,630
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	68,500	68,500
(Promenade Towers Proj.) Series 2000, 0.17% 9/7/12, LOC Freddie Mac, VRDN (b)	2,760	2,760
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.18% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	51,000	51,000
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 4174, 0.23% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	16,500	16,500
Series ROC II R 11842, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	6,750	6,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Participating VRDN: - continued
Series WF 10 44C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	$ 7,440	$ 7,440
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 3289, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,335	7,335
Series MT 753, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	3,400	3,400
Series MT 782, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	15,910	15,910
Series Putters 3718 Z, 0.2% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,060	12,060
Series Solar 06 48, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	15,305	15,305
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MT 734, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	5,450	5,450
Series Putters 3310, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,830	4,830
Series Putters 3750 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,125	8,125
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,400	5,400
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.2% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	67,700	67,700
Los Angeles Unified School District Participating VRDN Series Putters 4252, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	24,545	24,545
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	34,000	34,000
Series Putters 3371, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	22,495	22,495
Series Putters 3751, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,935	4,935
Series 2008 D, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	3,250	3,250
Series 2008 G, 0.19% 9/7/12, LOC Bank of America NA, VRDN (b)	28,000	28,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	$ 6,400	$ 6,400
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	16,800	16,800
Series BA 08 1087, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	17,500	17,500
Series EGL 07 0044, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	16,430	16,430
Series EGL 07 71, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	43,000	43,000
Series Putters 3289, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,225	2,225
Series Putters 3653 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3752 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,570	3,570
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	9,815	9,815
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	6,470	6,470
Ohlone Cmnty. College District Participating VRDN:
Series Putters 3782 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,250	12,250
Series WF 11 113C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	12,300	12,300
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.15% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	15,400	15,400
(Wood Canyon Villas Proj.) Series 2001 E, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series MS 06 2222, 0.19% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,425	15,425
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN: - continued
Series MS 3030, 0.17% 9/7/12 (Liquidity Facility Cr. Suisse New York Branch) (b)(f)	$ 10,515	$ 10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,100	4,100
Series 2003 A, 0.16% 9/7/12, LOC Citibank NA, VRDN (b)	20,325	20,325
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.2% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	13,750	13,750
Richmond Wastewtr. Rev. Series 2008 A, 0.18% 9/7/12, LOC Union Bank of California, VRDN (b)	12,500	12,500
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.16% 9/7/12, LOC Union Bank of California, VRDN (b)	31,300	31,300
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	44,530	44,530
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.28% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,810	1,810
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.23% 9/7/12, LOC PNC Bank NA, VRDN (b)(e)	2,230	2,230
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.2% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.2% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	3,750	3,750
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 D, 0.22% 9/4/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	8,175	8,175
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	4,900	4,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Participating VRDN Series Putters 3963, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,000	$ 2,000
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Participating VRDN Series WF 12 43C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	12,475	12,475
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,380	7,380
Series Putters 3736Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.24% 9/7/12, LOC Citibank NA, VRDN (b)(e)	6,400	6,400
(Stratton Apts. Proj.) Series 2000 A, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series MS 3229X, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,500	7,500
San Diego Unified School District Participating VRDN Series WF 11 97C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	19,475	19,475
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,000	12,000
Series ROC II R 12318, 0.19% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A1, 0.16% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000	25,000
Series 2010 A3, 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	15,000	15,000
Series 36C, 0.17% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,700	1,700
San Francisco City & County Gen. Oblig. Participating VRDN:
Series BA 08 3318, 0.34% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Gen. Oblig. Participating VRDN: - continued
Series MT 764, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	$ 6,700	$ 6,700
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.21% 9/7/12, LOC Citibank NA, VRDN (b)(e)	6,535	6,535
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.17% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.15% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.25% 9/7/12, LOC Citibank NA, VRDN (b)(e)	6,690	6,690
(El Paseo Apts. Proj.) Series 2002 B, 0.25% 9/7/12, LOC Citibank NA, VRDN (b)(e)	4,645	4,645
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	8,975	8,975
(Las Ventanas Apts. Proj.) Series 2008 B, 0.17% 9/7/12, LOC Freddie Mac, VRDN (b)	13,300	13,300
(Siena at Renaissance Square Proj.) Series 1996 A, 0.17% 9/7/12, LOC Key Bank NA, VRDN (b)(e)	60,000	60,000
(Trestles Apts. Proj.) Series 2004 A, 0.19% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.2% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	10,860	10,860
San Mateo County Cmnty. College District Participating VRDN Series WF 11 64C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(f)	8,360	8,360
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series MT 778, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	10,280	10,280
San Ramon Valley Union School District Participating VRDN Series MT 743, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	4,120	4,120
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	39,555	39,555
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.23% 9/7/12, LOC Union Bank of California, VRDN (b)(e)	11,305	11,305
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,850	4,850
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	$ 16,000	$ 16,000
(Shaffer Road Apts. Proj.) Series A, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)(e)	10,925	10,925
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.16% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,300	3,300
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,735	12,735
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	45,200	45,200
Univ. of California Revs. Participating VRDN:
Series MT 738, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(f)	6,660	6,660
Series Putters 3365, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,885	4,885
Series Putters 3367, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,500	1,500
Series Putters 3368, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,500	13,500
Series Putters 3754 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,250	4,250
Series Putters 3961, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Series ROC II R 11886X, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(f)	6,845	6,845
		3,324,694
Colorado - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.2% 9/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	12,500	12,500
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.44% 9/7/12, VRDN (b)	4,630	4,630
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.18% 9/7/12, VRDN (b)	$ 15,725	$ 15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.21% 9/7/12, VRDN (b)(e)	11,000	11,000
		26,725
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.2% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	5,000	5,000
Nevada - 0.2%
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.18% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	9,550	9,550
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.43% 9/7/12, VRDN (b)(e)	3,300	3,300
North Carolina - 0.2%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.31% 9/4/12, VRDN (b)(e)	12,000	12,000
Ohio - 0.2%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.39% 9/7/12, VRDN (b)	1,200	1,200
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.26% 9/7/12 (Liquidity Facility Citibank NA), VRDN (b)(e)	5,600	5,600
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.3% 9/7/12, LOC RBS Citizens NA, VRDN (b)	7,200	7,200
		14,000
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.26% 9/4/12, VRDN (b)	3,100	3,100
Texas - 0.6%
North Texas Tollway Auth. Rev. Series 2011 A, 0.18% 9/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	1,300	1,300
Pasadena Independent School District Participating VRDN Series BC 11 110B, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.19% 9/7/12 (Total SA Guaranteed), VRDN (b)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.21% 9/7/12, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	$ 5,150	$ 5,150
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.22% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	12,120	12,120
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	10,220	10,220
		36,790
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.21% 9/7/12, LOC Freddie Mac, VRDN (b)(e)	4,000	4,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.27% 9/7/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,200	6,200
		10,200
TOTAL VARIABLE RATE DEMAND NOTE		3,465,989
Other Municipal Debt - 29.5%

California - 28.8%
Acalanes Union High School District Bonds Series WF11 85Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	10,910	10,910
Alameda County Joint Powers Auth. Lease Rev.:
Bonds Series 2012, 1.5% 12/1/12	14,415	14,462
Series 2010 A, 0.23% 9/7/12, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Belmont-Redwood Shores School District Bonds Series WF 11 10, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	10,335	10,335
California Cmnty. College Fin. Auth. Trans. TRAN:
Series 2012 A, 2% 6/28/13	9,900	10,032
Series 2012 D, 1.5% 12/31/12	13,040	13,085
California Dept. of Wtr. Resources Bonds (Central Valley Proj.) Series AF, 5% 12/1/12	1,000	1,012
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M:
3% 5/1/13	1,900	1,934
5% 5/1/13	6,620	6,828
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds: - continued
Series 2011 N, 5% 5/1/13	$ 3,245	$ 3,347
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	5,415	5,638
California Ed. Notes Prog. TRAN:
Series 2012 A, 2% 6/28/13	10,120	10,265
Series 2012 C, 2% 1/31/13	15,810	15,919
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.):
Series S1, 0.22% tender 4/4/13, CP mode	32,800	32,800
Series S4:
0.19% tender 12/6/12, CP mode	50,000	50,000
0.22% tender 4/4/13, CP mode	1,200	1,200
California Gen. Oblig.:
Bonds:
2% 9/1/12	35,800	35,800
5% 9/1/12	3,220	3,220
RAN:
Series A2, 2.5% 6/20/13	50,000	50,825
2.5% 5/30/13	40,000	40,643
Series 2011 A2, 0.18% 10/3/12, LOC Royal Bank of Canada, CP	13,800	13,800
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.25%, tender 3/29/13 (b)	20,400	20,400
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B:
2% 3/1/13	7,500	7,565
2% 6/3/13	6,500	6,585
Series 2012 F, 2% 3/1/13	10,600	10,680
Series 2012 H, 2% 4/26/13	28,600	28,881
Series 2012 J, 2% 5/1/13	35,410	35,815
Series 2012 M, 2% 6/3/13	3,470	3,509
Series 2012 N, 2% 6/3/13	9,875	10,004
Series 2012 P:
2% 10/31/12	11,380	11,413
2% 12/31/12	10,000	10,056
Series 2012 S, 2% 12/31/12	18,000	18,101
Desert Sands Unified School District TRAN 1.5% 1/31/13	23,300	23,416
Elk Grove Unified School District TRAN 3% 10/1/12	13,000	13,029
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	$ 17,940	$ 17,940
Fresno County Gen. Oblig. TRAN 2% 6/28/13	53,200	53,981
Kern County Board of Ed. TRAN Series A, 1% 10/1/12	14,930	14,938
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	19,565	19,565
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Bonds Series 2011 A, 1.5% 12/1/12	8,025	8,044
Los Angeles County Gen. Oblig.:
Series 2010 A:
0.18% 9/6/12, LOC JPMorgan Chase Bank, CP	35,000	35,000
0.19% 9/5/12, LOC JPMorgan Chase Bank, CP	24,000	24,000
Series 2010 B, 0.29% 9/6/12, LOC Bank of America NA, CP	7,500	7,500
Series 2013 A, 0.28% 9/4/12, LOC Bank of America NA, CP	22,605	22,605
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 A3, 2% 2/28/13	11,700	11,800
Series 2012 B1, 2% 11/30/12	16,200	16,269
Series 2012 B2, 2% 12/31/12	54,800	55,098
Series 2012 B3, 2% 1/31/13	29,900	30,091
Los Angeles Dept. Arpt. Rev. Series D4, 0.18% 10/25/12, LOC Wells Fargo Bank NA, CP	31,600	31,600
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.18% 9/6/12 (Liquidity Facility Wells Fargo Bank NA), CP	46,300	46,300
0.18% 11/8/12 (Liquidity Facility Wells Fargo Bank NA), CP	15,500	15,500
0.2% 11/15/12 (Liquidity Facility Wells Fargo Bank NA), CP	15,000	15,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds Series WF 10 43C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	24,980	24,980
Los Angeles Muni. Impt. Corp. Lease Rev.:
Bonds Series 2012 C, 1.5% 3/1/13	6,240	6,273
Series 2004 A1, 0.19% 10/11/12, LOC Wells Fargo Bank NA, CP	12,000	12,000
Los Angeles Unified School District:
Bonds Series 2004 I, 5% 7/1/13	2,250	2,339
TRAN Series A3, 1.5% 2/28/13	41,000	41,260
Mendocino County California TRAN 2% 6/28/13	8,500	8,620
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Napa Valley Unified School District TRAN 2% 5/31/13	$ 17,000	$ 17,225
Oakland-Alameda County Coliseum Auth. Bonds (Oakland Coliseum Proj.) Series 2012 A, 2% 2/1/13	9,025	9,085
Olcese Wtr. District Bonds (Sumitomo Mitsui Banking Corp. Proj.) Series 1986 A, 0.23% tender 12/5/12, LOC Sumitomo Mitsui Banking Corp., CP mode (e)	3,300	3,300
Panama-Buena Vista Union School District TRAN 2% 10/1/12	6,300	6,308
Port of Oakland Port Rev. Series 2010 A, 0.17% 9/18/12, LOC Wells Fargo Bank NA, CP	43,065	43,065
Poway Unified School District Bonds Series WF 11 91 Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	14,610	14,610
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	22,280	22,280
Riverside County Gen. Oblig.:
Series B:
0.17% 9/14/12, LOC Bank of Nova Scotia New York Branch, CP	44,887	44,887
0.19% 10/29/12, LOC Bank of Nova Scotia New York Branch, CP	33,800	33,800
TRAN Series 2012 B, 2% 6/28/13	30,000	30,443
Roseville Joint Union High School District TRAN 2% 10/4/12	8,000	8,010
Sacramento Gen. Oblig. TRAN 2% 6/28/13	18,290	18,557
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	53,200	53,981
San Diego County & School District TRAN:
Series 2012 B1, 2% 1/31/13	28,880	29,089
Series 2012 B2, 2% 4/30/13	9,440	9,546
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	11,980	11,980
San Francisco City & County Ctfs. of Prtn. Bonds Series 2012 A, 2% 4/1/13	940	948
San Francisco City & County Gen. Oblig. Bonds Series WF 10 48C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	20,125	20,125
San Jose Int'l. Arpt. Rev. Series A3 B, 0.19% 9/11/12, LOC Wells Fargo Bank NA, CP	10,233	10,233
San Mateo Unified School District Bonds Series WF 11 75Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	13,470	13,470
Santa Barbara County Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	19,600	19,889
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Barbara County Schools Fing. Auth. TRAN 2% 6/28/13	$ 8,500	$ 8,621
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A1, 0.2% 10/9/12, LOC JPMorgan Chase Bank, CP	16,845	16,845
Santa Cruz County TRAN 2% 7/2/13	30,725	31,182
Sequoia Union High School District TRAN 2% 7/2/13	12,500	12,686
Sierra Joint Cmnty. College District TRAN 2% 10/4/12	7,200	7,209
Tulare County Gen. Oblig. TRAN 2% 7/25/13	53,000	53,838
Univ. of California Revs.:
Bonds Series 2009 O, 5% 5/15/13	3,000	3,101
Series A, 0.18% 10/1/12, CP	5,000	5,000
Walnut Energy Ctr. Auth. Series 2005 B, 0.17% 9/5/12, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
		1,632,225
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 9/18/12, CP mode	2,200	2,200
Trimble County Poll. Cont. Rev. Bonds Series 2001 B, 0.4% tender 9/26/12, CP mode (e)	8,100	8,100
		10,300
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 9/6/12, CP mode	6,000	6,000
Series 1993 B, 0.45% tender 9/26/12, CP mode	3,950	3,950
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds Series 2004, 0.8% tender 10/5/12, CP mode	7,800	7,800
		17,750
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 9/6/12, CP mode (e)	3,300	3,300
Series A1, 0.4% tender 9/26/12, CP mode (e)	5,500	5,500
		8,800
TOTAL OTHER MUNICIPAL DEBT		1,669,075
Investment Company - 9.1%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.19% (c)(d)	518,947	$ 518,947
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,654,011)		5,654,011
NET OTHER ASSETS (LIABILITIES) - 0.2%		8,660
NET ASSETS - 100%		$ 5,662,671
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,360,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $166,195,000 or 2.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Acalanes Union High School District Bonds Series WF11 85Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12 - 8/9/12	$ 10,910
Belmont-Redwood Shores School District Bonds Series WF 11 10, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 10,335
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 17,940
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 19,565
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds Series WF 10 43C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	11/24/10 - 9/1/11	$ 24,980
Poway Unified School District Bonds Series WF 11 91 Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	8/11/11 - 8/9/12	$ 14,610
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/9/12	$ 22,280
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 11,980
Security	Acquisition Date	Cost (000s)
San Francisco City & County Gen. Oblig. Bonds Series WF 10 48C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/16/10 - 2/3/12	$ 20,125
San Mateo Unified School District Bonds Series WF 11 75Z, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	3/14/12 - 5/15/12	$ 13,470
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 430
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,135,064)	$ 5,135,064
Fidelity Central Funds (cost $518,947)	518,947
Total Investments (cost $5,654,011)		$ 5,654,011
Receivable for investments sold		12,507
Receivable for fund shares sold		54,790
Interest receivable		5,709
Distributions receivable from Fidelity Central Funds		74
Total assets		5,727,091

Liabilities
Payable to custodian bank	$ 31
Payable for fund shares redeemed	61,622
Distributions payable	2
Accrued management fee	789
Other affiliated payables	1,934
Other payables and accrued expenses	42
Total liabilities		64,420

Net Assets		$ 5,662,671
Net Assets consist of:
Paid in capital		$ 5,664,009
Accumulated undistributed net realized gain (loss) on investments		(1,338)
Net Assets, for 5,662,385 shares outstanding		$ 5,662,671
Net Asset Value, offering price and redemption price per share ($5,662,671 ÷ 5,662,385 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2012 (Unaudited)

Investment Income
Interest		$ 5,352
Income from Fidelity Central Funds		430
Total income		5,782

Expenses
Management fee	$ 9,972
Transfer agent fees	3,572
Accounting fees and expenses	232
Custodian fees and expenses	33
Independent trustees' compensation	9
Registration fees	30
Audit	23
Legal	17
Miscellaneous	20
Total expenses before reductions	13,908
Expense reductions	(8,401)	5,507
Net investment income (loss)		275
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	274
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		278
Net increase in net assets resulting from operations		$ 553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 275	$ 526
Net realized gain (loss)	278	64
Net increase in net assets resulting from operations	553	590
Distributions to shareholders from net investment income	(275)	(526)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	8,035,131	17,435,875
Reinvestment of distributions	267	519
Cost of shares redeemed	(7,833,552)	(17,089,120)
Net increase (decrease) in net assets and shares resulting from share transactions	201,846	347,274
Total increase (decrease) in net assets	202,124	347,338

Net Assets
Beginning of period	5,460,547	5,113,209
End of period	$ 5,662,671	$ 5,460,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2012	Years ended February 29,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	- G	.013	.030
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	- G	.013	.030
Distributions from net investment income	- G	- G	- G	- G	(.013)	(.030)
Distributions from net realized gain	-	-	-	-	- G	- G
Total distributions	- G	- G	- G	- G	(.013)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.04%	1.32%	3.06%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.51%	.51%	.55%	.53%	.51%
Expenses net of fee waivers, if any	.20% A	.19%	.32%	.44%	.53%	.51%
Expenses net of all reductions	.20% A	.19%	.32%	.44%	.50%	.41%
Net investment income (loss)	.01% A	.01%	.01%	.04%	1.30%	2.98%
Supplemental Data
Net assets, end of period (in millions)	$ 5,663	$ 5,461	$ 5,113	$ 5,044	$ 5,761	$ 6,051

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 5,654,011

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2019	$ (1,627)

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $8,401.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management &
Research (Japan) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research Company (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CFS-USAN-1012
1.855637.105

Fidelity®

California AMT Tax-Free
Money Market Fund -

Fidelity California AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity California AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class and Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
California AMT Tax-Free Money Market	.20%
Actual		$ 1,000.00	$ 1,000.10	$ 1.01**
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02**
Institutional Class	.20%
Actual		$ 1,000.00	$ 1,000.10	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class	.20%
Actual		$ 1,000.00	$ 1,000.10	$ 1.01**
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
California AMT Tax-Free Money Market	.30%
Actual		$ 1.51
Hypothetical A		$ 1.53
Service Class	.45%
Actual		$ 2.27
Hypothetical A		$ 2.29

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/12	% of fund's investments 2/29/12	% of fund's investments 8/31/11
1 - 7	70.5	63.9	61.9
8 - 30	4.6	7.4	8.4
31 - 60	2.8	5.0	5.5
61 - 90	2.5	5.0	7.0
91 - 180	7.8	14.6	4.9
> 180	11.8	4.1	12.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/12	2/29/12	8/31/11
Fidelity California AMT Tax-Free Money Market Fund	50 Days	39 Days	49 Days
California Tax-Free Money Market Funds Average*	40 Days	30 Days	36 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/12	2/29/12	8/31/11
Fidelity California AMT Tax-Free Money Market Fund	50 Days	39 Days	49 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Variable Rate Demand Notes (VRDNs) 53.5%	Variable Rate Demand Notes (VRDNs) 47.8%
Other Municipal Debt 32.5%	Other Municipal Debt 42.9%
Investment Companies 11.9%	Investment Companies 11.1%
Net Other Assets (Liabilities) 2.1%	Net Other Assets (Liabilities)† (1.8)%

* Source: iMoneyNet, Inc.

† Net Other Assets (Liabilities) not included in the pie chart

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields
	8/31/12	5/31/12	2/29/12	11/28/11	8/29/11

Fidelity California AMT Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.03%	0.01%	0.01%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2012, the most recent period shown in the table, would have been -0.09% for California AMT Tax-Free Money Market Class, -0.05% for the Institutional Class and -0.29% for the Service Class.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.5%
	Principal Amount (000s)	Value (000s)
California - 52.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Schools of the Sacred Heart - San Francisco Proj.):
Series 2008 A, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	$ 1,300	$ 1,300
Series 2008 B, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Sharp HealthCare Proj.):
Series 2009 A, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	7,225	7,225
Series 2009 C, 0.2% 9/7/12, LOC Citibank NA, VRDN (b)	2,800	2,800
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	3,465	3,465
Series Putters 3293, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000	5,000
Series Putters 3434, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,300	8,300
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	5,000	5,000
Series ROC II R 11970-1, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	4,200	4,200
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3361, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,695	5,695
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,945	5,945
Participating VRDN:
Series EGL 07 0066, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	11,050	11,050
Series ROC II R 11974, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	1,500	1,500
Series 2007, 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	24,300	24,300
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.21% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,800	11,800
Series 2003 C3, 0.17% 9/7/12, LOC Citibank NA, VRDN (b)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 A1, 0.18% 9/4/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	$ 5,000	$ 5,000
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	7,200	7,200
Series 2005 H, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	7,700	7,700
Series 2005 I, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	3,130	3,130
Participating VRDN:
Series MS 3267, 0.17% 9/7/12 (Liquidity Facility Cr. Suisse New York Branch) (b)(d)	5,000	5,000
Series ROC II R 14024, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	23,500	23,500
California Pub. Works Board Lease Rev. Participating VRDN:
Series BA 08 1065, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(d)	4,203	4,203
Series Putters 4159, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,000	10,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	35,000	35,000
California Statewide Cmntys. Dev. Auth. Rev. (Park Century School Proj.) Series 2007, 0.3% 9/7/12, LOC Bank of America NA, VRDN (b)	1,350	1,350
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	6,300	6,300
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.19% 9/7/12, LOC Lloyds TSB Bank PLC, VRDN (b)	9,700	9,700
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.15% 9/7/12, VRDN (b)	71,690	71,690
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series ROC II R 11410, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	5,325	5,325
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.27% 9/7/12, LOC Bank of America NA, VRDN (b)	2,600	2,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series EGL 07 0069, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	$ 17,200	$ 17,200
Series ROC II R 10397, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	14,455	14,455
Series ROC II R 11950, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	6,090	6,090
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3282, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	2,500	2,500
Series WF 11 68C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	8,220	8,220
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3237, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	7,790	7,790
Series Putters 2864, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,785	3,785
Series Putters 4200, 0.2% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,080	8,080
Series WF 11 36C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)	5,240	5,240
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MT 753, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(d)	7,035	7,035
Series MT 771, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (b)(d)	3,685	3,685
Series Putters 3837Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,875	6,875
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Putters 3309, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,660	6,660
Los Angeles Unified School District Participating VRDN Series Putters 4252, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,690	16,690
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series Putters 2254, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,255	5,255
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	16,150	16,150
Series MT 774, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (b)(d)	2,495	2,495
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN: - continued
Series Putters 3289, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 2,210	$ 2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	24,315	24,315
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)	9,860	9,860
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.19% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(d)	7,705	7,705
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.16% 9/7/12, LOC Citibank NA, VRDN (b)	2,000	2,000
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (b)(d)	2,160	2,160
Richmond Wastewtr. Rev. Series 2008 A, 0.18% 9/7/12, LOC Union Bank of California, VRDN (b)	17,760	17,760
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.16% 9/7/12, LOC Union Bank of California, VRDN (b)	29,595	29,595
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.19% 9/7/12, LOC Bank of America NA, VRDN (b)	11,900	11,900
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 D, 0.22% 9/4/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	1,700	1,700
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.16% 9/7/12, LOC Fannie Mae, VRDN (b)	4,050	4,050
San Diego Cmnty. College District Participating VRDN Series MS 3261, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	3,065	3,065
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,825	2,825
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,215	4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,660	4,660
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN: - continued
Series ROC II R 12318, 0.19% 9/7/12 (Liquidity Facility Citibank NA) (b)(d)	$ 5,265	$ 5,265
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 0.34% 9/7/12 (Liquidity Facility Bank of America NA) (b)(d)	5,000	5,000
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.16% 9/7/12, LOC Freddie Mac, VRDN (b)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.17% 9/7/12, LOC Freddie Mac, VRDN (b)	4,200	4,200
San Ramon Valley Union School District Participating VRDN Series MT 743, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(d)	5,725	5,725
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,590	9,590
Univ. of California Revs. Participating VRDN:
Series MT 738, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(d)	1,000	1,000
Series Putters 3368, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,275	2,275
		620,658
Maryland - 0.4%
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.43% 9/7/12, LOC Bank of America NA, VRDN (b)	4,980	4,980
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.39% 9/7/12, VRDN (b)	6,000	6,000
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.19% 9/7/12, LOC Bank of America NA, VRDN (b)	2,370	2,370
TOTAL VARIABLE RATE DEMAND NOTE		634,008
Other Municipal Debt - 32.5%

California - 31.9%
Alameda County Joint Powers Auth. Lease Rev.:
Bonds Series 2012, 1.5% 12/1/12	3,300	3,311
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Alameda County Joint Powers Auth. Lease Rev.: - continued
Series 2010 A, 0.23% 9/7/12, LOC Fed. Home Ln. Bank, San Francisco, CP	$ 5,800	$ 5,800
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 A, 2% 6/28/13	2,100	2,128
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/13	4,550	4,693
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	2,200	2,291
California Ed. Notes Prog. TRAN:
Series 2012 B, 2% 1/31/13	9,945	10,018
Series 2012 C, 2% 1/31/13	3,800	3,826
California Edl. Facilities Auth. Rev. Bonds:
(Loyola Marymount Univ. Proj.) Series 2011, 2.5% 10/1/12	750	751
(Stanford Univ. Proj.) Series S1, 0.22% tender 4/4/13, CP mode	7,200	7,200
California Gen. Oblig.:
Bonds:
2% 9/1/12	9,690	9,690
5% 9/1/12	1,080	1,080
5% 3/1/13	3,000	3,068
RAN Series A2, 2.5% 6/20/13	11,700	11,893
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.25%, tender 3/29/13 (b)	4,600	4,600
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 F, 2% 3/1/13	2,400	2,418
Series 2012 H, 2% 4/26/13	6,400	6,463
Series 2012 I, 2% 4/26/13	6,100	6,160
Series 2012 J, 2% 5/1/13	7,500	7,586
Series 2012 R, 2% 10/31/12	3,500	3,509
Series 2012 S, 2% 12/31/12	3,500	3,520
Series 2012 T, 2% 12/31/12	5,500	5,531
Campbell Union High School District Bonds Series WF 10 52C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	10,290	10,290
Desert Sands Unified School District TRAN 1.5% 1/31/13	5,200	5,226
Fresno County Gen. Oblig. TRAN 2% 6/28/13	11,900	12,075
Kern County Board of Ed. TRAN Series A, 1% 10/1/12	3,500	3,502
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	11,200	11,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig. Series 2013 A, 0.28% 9/4/12, LOC Bank of America NA, CP	$ 10,000	$ 10,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 A3, 2% 2/28/13	2,600	2,622
Series 2012 B1, 2% 11/30/12	3,800	3,816
Series 2012 B2, 2% 12/31/12	13,000	13,071
Series 2012 B3, 2% 1/31/13	7,100	7,145
Los Angeles Dept. Arpt. Rev. Series D4, 0.18% 10/25/12, LOC Wells Fargo Bank NA, CP	3,400	3,400
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.18% 9/6/12 (Liquidity Facility Wells Fargo Bank NA), CP	13,200	13,200
Los Angeles Muni. Impt. Corp. Lease Rev. Bonds Series 2012 A, 2% 3/1/13	3,885	3,910
Los Angeles Unified School District TRAN Series A3, 1.5% 2/28/13	9,000	9,057
Los Angeles Unified School District Ctfs. of Prtn. Bonds (Headquarters Bldg. Proj.):
Series 2012 A, 2% 10/1/12	1,170	1,172
Series 2012 B, 2% 10/1/12	630	631
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.19% 11/7/12, LOC Wells Fargo Bank NA, CP	25,000	25,000
Port of Oakland Port Rev. Series 2010 A, 0.17% 9/18/12, LOC Wells Fargo Bank NA, CP	11,100	11,100
Riverside County Gen. Oblig.:
Series B:
0.17% 9/14/12, LOC Bank of Nova Scotia New York Branch, CP	35,875	35,875
0.19% 10/29/12, LOC Bank of Nova Scotia New York Branch, CP	19,455	19,455
TRAN Series 2012 B, 2% 6/28/13	20,000	20,293
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	11,900	12,075
San Diego Convention Ctr. Expansion Bonds Series 2012 A, 2% 4/15/13	7,410	7,483
San Diego County & School District TRAN Series 2012 B1, 2% 1/31/13	6,500	6,547
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	4,300	4,300
San Jose Int'l. Arpt. Rev. Series A3 B, 0.19% 9/11/12, LOC Wells Fargo Bank NA, CP	2,450	2,450
Santa Barbara County Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	4,400	4,465
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A1, 0.2% 10/9/12, LOC JPMorgan Chase Bank, CP	$ 3,800	$ 3,800
Santa Cruz County TRAN 2% 7/2/13	6,900	7,003
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	2,960	2,960
		378,659
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 9/18/12, CP mode	700	700
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 9/6/12, CP mode	2,900	2,900
Series 1993 B, 0.45% tender 9/26/12, CP mode	2,950	2,950
		5,850
TOTAL OTHER MUNICIPAL DEBT		385,209
Investment Company - 11.9%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.17% (c)	141,252,000	141,252
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $1,160,469)		1,160,469
NET OTHER ASSETS (LIABILITIES) - 2.1%		24,987
NET ASSETS - 100%		$ 1,185,456
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,240,000 or 0.4% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,750,000 or 2.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Campbell Union High School District Bonds Series WF 10 52C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	12/23/10	$ 10,290
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 11,200
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	5/24/12	$ 4,300
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	8/15/11 - 5/17/12	$ 2,960
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 140
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,019,217)	$ 1,019,217
Fidelity Central Funds (cost $141,252)	141,252
Total Investments (cost $1,160,469)		$ 1,160,469
Cash		526
Receivable for investments sold		23,464
Receivable for fund shares sold		292
Interest receivable		1,384
Distributions receivable from Fidelity Central Funds		19
Receivable from investment adviser for expense reductions		29
Other receivables		1
Total assets		1,186,184

Liabilities
Payable for fund shares redeemed	$ 253
Distributions payable	1
Accrued management fee	193
Transfer agent fee payable	280
Other affiliated payables	1
Total liabilities		728

Net Assets		$ 1,185,456
Net Assets consist of:
Paid in capital		$ 1,185,681
Accumulated undistributed net realized gain (loss) on investments		(225)
Net Assets		$ 1,185,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($433,495 ÷ 433,276 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($751,618 ÷ 751,315 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($343 ÷ 342 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2012 (Unaudited)

Investment Income
Interest		$ 1,174
Income from Fidelity Central Funds		140
Total income		1,314

Expenses
Management fee	$ 1,231
Transfer agent fees	422
Distribution and service plan fees	-
Independent trustees' compensation	3
Total expenses before reductions	1,656
Expense reductions	(427)	1,229
Net investment income (loss)		85
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		205
Net increase in net assets resulting from operations		$ 290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85	$ 360
Net realized gain (loss)	205	166
Net increase in net assets resulting from operations	290	526
Distributions to shareholders from net investment income	(85)	(360)
Share transactions - net increase (decrease)	(106,838)	(366,643)
Total increase (decrease) in net assets	(106,633)	(366,477)

Net Assets
Beginning of period	1,292,089	1,658,566
End of period	$ 1,185,456	$ 1,292,089

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California AMT Tax-Free Money Market

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.001	.015	.032
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.001	.015	.032
Distributions from net investment income	- G	- G	- G	(.001)	(.015)	(.032)
Distributions from net realized gain	-	-	-	-	- G	- G
Total distributions	- G	- G	- G	(.001)	(.015)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.02%	.11%	1.50%	3.27%
Ratios to Average Net Assets D,E
Expenses before reductions	.30% A	.30%	.30%	.34%	.32%	.32%
Expenses net of fee waivers, if any	.20% A	.20%	.30%	.33%	.32%	.31%
Expenses net of all reductions	.20% A	.20%	.30%	.33%	.29%	.24%
Net investment income (loss)	.01% A	.01%	.02%	.12%	1.55%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$ 433	$ 476	$ 587	$ 808	$ 1,306	$ 2,022

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- H	- H	.001	.002	.016	.029
Net realized and unrealized gain (loss) H	-	-	-	-	-	-
Total from investment operations	- H	- H	.001	.002	.016	.029
Distributions from net investment income	- H	- H	(.001)	(.002)	(.016)	(.029)
Distributions from net realized gain	-	-	-	-	- H	- H
Total distributions	- H	- H	(.001)	(.002)	(.016)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.03%	.12%	.19%	1.60%	2.90%
Ratios to Average Net Assets D,F
Expenses before reductions	.25% A	.25%	.25%	.29%	.27%	.25% A
Expenses net of fee waivers, if any	.20% A	.18%	.20%	.24%	.22%	.20% A
Expenses net of all reductions	.20% A	.18%	.20%	.24%	.19%	.13% A
Net investment income (loss)	.02% A	.03%	.12%	.21%	1.65%	3.22% A
Supplemental Data
Net assets, end of period (in millions)	$ 752	$ 816	$ 1,065	$ 1,291	$ 2,076	$ 3,116

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- H	- H	- H	- H	.013	.026
Net realized and unrealized gain (loss) H	-	-	-	-	-	-
Total from investment operations	- H	- H	- H	- H	.013	.026
Distributions from net investment income	- H	- H	- H	- H	(.013)	(.026)
Distributions from net realized gain	-	-	-	-	- H	- H
Total distributions	- H	- H	- H	- H	(.013)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.05%	1.35%	2.67%
Ratios to Average Net Assets D,F
Expenses before reductions	.48% A	.50%	.50%	.54%	.52%	.50% A
Expenses net of fee waivers, if any	.20% A	.22%	.31%	.43%	.47%	.45% A
Expenses net of all reductions	.20% A	.22%	.31%	.43%	.44%	.38% A
Net investment income (loss)	.01% A	.01%	.01%	.02%	1.40%	2.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 343	$ 380	$ 6,536	$ 668	$ 8,939	$ 16,036

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 1,160,469

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2019	$ (480)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent trustees.

In addition, under the expense contract, FMR pays class level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ -**	$ -***

* During the period, FMR or its affiliates waived a portion of these fees.

** Amount represents four hundred and forty dollars.

*** Amount represents twelve dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount**	% of Average Net Assets*
California AMT Tax-Free Money Market	$ 228.10
Institutional Class	194.05
Service Class	-***	.05
	$ 422

* Annualized

** During the period, FMR or its affiliates waived a portion of these fees.

*** Amount represents eighty nine dollars.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $188 and sixty two dollars, respectively.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Amount
California AMT Tax-Free Money Market	$ 220
Institutional Class	17
Service Class	1

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net investment income
California AMT Tax-Free Money Market	$ 23	$ 53
Institutional Class	62	307
Service Class	-*	-**
Total	$ 85	$ 360

* Amount represents eighteen dollars.

** Amount represents three hundred and ninety six dollars.

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
California AMT Tax-Free Money Market
Shares sold	45,428	107,331
Reinvestment of distributions	21	49
Shares redeemed	(87,660)	(218,695)
Net increase (decrease)	(42,211)	(111,315)
Institutional Class
Shares sold	86,941	308,304
Reinvestment of distributions	56	275
Shares redeemed	(151,587)	(557,750)
Net increase (decrease)	(64,590)	(249,171)
Service Class
Shares sold	-	-
Reinvestment of distributions	-*	-**
Shares redeemed	(37)	(6,157)
Net increase (decrease)	(37)	(6,157)

* Amount represents eighteen dollars.

** Amount represents three hundred and ninety six dollars.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SCM-USAN-1012
1.855633.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 19, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 19, 2012